SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
California earthquake
Catastrophe Exposures
Catastrophe reinsurance	$ 300
First-dollar retention	25
Non-California earthquake
Catastrophe Exposures
Catastrophe reinsurance	330
First-dollar retention	20
Hurricane
Catastrophe Exposures
Catastrophe reinsurance	230
First-dollar retention	$ 20